UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSRS
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-23091

Gallery Trust
(Exact name of registrant as specified in charter)
________

SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
 (Address of principal executive offices) (Zip code)

Michael Beattie
C/O SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-832-4386

Date of fiscal year end: October 31, 2021

Date of reporting period: April 30, 2021

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.
Mondrian International Value Equity Fund
Mondrian Emerging Markets Value Equity Fund
Mondrian International Government Fixed Income Fund
Mondrian U.S. Small Cap Equity Fund
Mondrian Global Listed Infrastructure Fund
Mondrian Global Equity Value Fund
(Each, a Series of Gallery Trust)
Semi-Annual Report
April 30, 2021

Investment Adviser: Mondrian Investment Partners Limited

Gallery Trust

The Funds file their complete schedules of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Funds’ Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities will be available (i) without charge, upon request, by calling 1-888-832-4386; and (ii) on the Commission’s website at http://www.sec.gov.
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus.

Gallery Trust

Mondrian International Value Equity Fund
April 30, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
Sector Weightings †:

† Percentages based on total investments.
COMMON STOCK — 98.9%
	Number of Shares	Value (U.S. $)
AUSTRALIA — 0.7%
QBE Insurance Group Ltd	587,441	$4,462,001
Total Australia		4,462,001
DENMARK — 1.1%
ISS A/S *	412,593	7,842,776
Total Denmark		7,842,776
FRANCE — 9.2%
Cie de Saint-Gobain SA	317,194	20,020,781
Dassault Aviation SA	6,779	7,383,981
Sanofi SA	238,374	25,010,399
Societe Generale SA	380,714	10,834,125
Total France		63,249,286
GERMANY — 7.9%
Allianz SE	70,444	18,327,280
Continental AG *	138,328	18,732,662
Evonik Industries AG	485,960	17,013,303
Total Germany		54,073,245

The accompanying notes are an integral part of the financial statements.

Gallery Trust

Mondrian International Value Equity Fund
April 30, 2021 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
HONG KONG — 7.5%
CK Hutchison Holdings Ltd	2,930,000	$24,007,135
Jardine Matheson Holdings Ltd	159,015	10,692,168
WH Group Ltd	19,666,500	17,195,454
Total Hong Kong		51,894,757
ITALY — 5.1%
Enel SpA	1,448,112	14,392,851
Eni SpA	1,030,892	12,307,198
Snam SpA	1,449,307	8,154,606
Total Italy		34,854,655
JAPAN — 26.7%
Coca-Cola Bottlers Japan Holdings Inc	562,400	8,979,669
FUJIFILM Holdings Corp	321,100	20,821,994
Fujitsu Ltd	66,500	10,590,470
Honda Motor Co Ltd	681,600	20,156,750
Kyocera Corp	293,600	17,829,840
Mitsubishi Electric Corp	880,900	13,557,268
Nippon Telegraph & Telephone Corp	578,200	14,575,359
Otsuka Holdings Co Ltd	294,600	11,324,134
Sekisui Chemical Co Ltd	639,800	11,134,592
Sony Corp	149,100	14,870,437
Takeda Pharmaceutical Co Ltd	529,000	17,594,611
Tokio Marine Holdings Inc	199,052	9,525,500
Toyota Industries Corp	164,200	13,146,216
Total Japan		184,106,840
NETHERLANDS — 2.7%
Royal Dutch Shell PLC Class B	1,054,191	18,911,932
Total Netherlands		18,911,932
SINGAPORE — 4.2%
Singapore Telecommunications Ltd	3,333,102	6,261,698
United Overseas Bank Ltd	1,129,040	22,559,590
Total Singapore		28,821,288

The accompanying notes are an integral part of the financial statements.

Gallery Trust

Mondrian International Value Equity Fund
April 30, 2021 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
SPAIN — 4.8%
Banco Santander SA	5,953,298	$23,010,992
Naturgy Energy Group SA	365,941	9,384,231
Red Electrica	19,314	354,691
Total Spain		32,749,914
SWEDEN — 2.0%
Telia Co AB	3,344,648	13,843,928
Total Sweden		13,843,928
SWITZERLAND — 4.2%
ABB Ltd	241,960	7,855,586
Novartis AG	188,815	16,118,278
Zurich Insurance Group AG	12,350	5,067,117
Total Switzerland		29,040,981
TAIWAN — 2.7%
Taiwan Semiconductor Manufacturing Co Ltd	885,000	18,733,238
Total Taiwan		18,733,238
UNITED KINGDOM — 20.1%
BP PLC	3,448,765	14,431,573
GlaxoSmithKline PLC	1,237,080	22,886,552
Imperial Brands	137,677	2,866,330
Kingfisher PLC	3,532,012	17,428,606
Lloyds Banking Group PLC	34,469,570	21,628,871
SSE PLC	1,033,301	20,948,858
Tesco	3,971,637	12,121,860
Travis Perkins *	319,614	6,784,335
Wickes Group *	358,131	1,236,239
WPP PLC	1,364,861	18,389,405
Total United Kingdom		138,722,629
Total Common Stock
(Cost $627,024,931)		681,307,470
Total Value of Securities — 98.9%
(Cost $627,024,931)		$681,307,470

The accompanying notes are an integral part of the financial statements.

Gallery Trust

Mondrian International Value Equity Fund
April 30, 2021 (Unaudited)

Percentages are based on Net Assets of $688,881,858.
*	Non-income producing security.
Ltd. — Limited
PLC — Public Limited Company
The following is a list of the inputs used as of April 30, 2021, in valuing the Fund’s investments carried at market value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$613,528,867	$67,778,603	$—	$681,307,470
Total Investments in Securities	$613,528,867	$67,778,603	$—	$681,307,470

For the period ended April 30, 2021, there were no transfers in or out of Level 3.
For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust

Mondrian Emerging Markets Value Equity Fund
April 30, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
Sector Weightings †:

† Percentages based on total investments.
COMMON STOCK — 92.0%
	Number of Shares	Value (U.S. $)
BRAZIL — 3.8%
Hypera SA *	64,500	$409,533
Itau Unibanco Holding SA ADR	37,678	188,390
Suzano Papel e Celulose SA *	22,800	289,405
Total Brazil		887,328
CHINA — 39.8%
Alibaba Group Holding Ltd *	61,292	1,774,392
Autohome ADR	5,189	481,176
Baidu Inc ADR *	3,092	650,340
China Medical System Holdings Ltd	117,000	271,573
China Merchants Bank Co Ltd Class H	107,500	867,289
CSPC Pharmaceutical Group	737,520	914,371
Gree Electric Appliances of Zhuhai Class A	45,000	416,588
Hengan International Group Co Ltd	37,500	242,940
Jiangsu Yanghe Brewery Joint-Stock Class A	2,812	83,645
LONGi Green Energy Technology Class A	32,500	499,189
Midea Group Co Ltd Class A	45,303	561,221
Ping An Insurance Group Co of China Ltd Class H	97,500	1,068,612
Tencent Holdings Ltd	13,100	1,052,788

The accompanying notes are an integral part of the financial statements.

Gallery Trust

Mondrian Emerging Markets Value Equity Fund
April 30, 2021 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
CHINA (continued)
Tingyi Cayman Islands Holding Corp Class H	230,000	$413,334
Total China		9,297,458
HONG KONG — 5.4%
NetEase Inc	34,686	781,670
WH Group Ltd	547,000	478,271
Total Hong Kong		1,259,941
INDIA — 10.0%
HCL Technologies Ltd	46,031	558,636
Housing Development Finance Corp Ltd	20,368	665,464
Infosys Ltd Sponsored ADR	20,284	366,735
Reliance Industries Ltd	27,826	749,252
Total India		2,340,087
INDONESIA — 1.5%
Bank Rakyat Indonesia Persero Tbk PT	1,270,200	356,131
Total Indonesia		356,131
MEXICO — 1.0%
Grupo Financiero Banorte SAB de CV Class O	41,695	236,746
Total Mexico		236,746
NETHERLANDS — 2.5%
Unilever NV	9,959	581,661
Total Netherlands		581,661
PERU — 1.1%
Credicorp Ltd *	2,056	245,486
Total Peru		245,486
RUSSIA — 1.4%
LUKOIL PJSC Sponsored ADR	4,377	338,079
Total Russia		338,079
SOUTH AFRICA — 2.4%
Mondi PLC	20,419	554,121
Total South Africa		554,121

The accompanying notes are an integral part of the financial statements.

Gallery Trust

Mondrian Emerging Markets Value Equity Fund
April 30, 2021 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
SOUTH KOREA — 2.9%
Samsung Electronics Co Ltd	1,572	$115,178
Samsung Fire & Marine Insurance Co Ltd	1,407	250,448
Shinhan Financial Group Co Ltd	8,739	314,253
Total South Korea		679,879
TAIWAN — 18.0%
Alchip Technologies	5,000	88,612
ASE Technology Holding Co Ltd	112,000	470,497
CTBC Financial Holding Co Ltd	336,000	273,780
Delta Electronics Inc	38,000	409,930
Hon Hai Precision Industry Co Ltd	209,000	860,839
Taiwan Semiconductor Manufacturing Co Ltd	99,000	2,095,583
Total Taiwan		4,199,241
UNITED KINGDOM — 1.0%
Polymetal International Inc	11,580	239,168
Total United Kingdom		239,168
UNITED STATES — 1.2%
Materials — 1.2%
Barrick Gold Corp US	13,408	284,920
Total United States		284,920
Total Common Stock
(Cost $17,678,558)		21,500,246

PREFERRED STOCK — 8.7%
BRAZIL — 0.8%
Itausa SA Pref**	103,400	191,684
SOUTH KOREA — 7.9%
LG Chemical**	888	355,647

The accompanying notes are an integral part of the financial statements.

Gallery Trust

Mondrian Emerging Markets Value Equity Fund
April 30, 2021 (Unaudited)

PREFERRED STOCK — continued
	Number of Shares	Value (U.S. $)
SOUTH KOREA (continued)
Samsung Electronics Co Ltd**	22,564	$1,486,889
		1,842,536
Total Preferred Stock
(Cost $1,544,932)		2,034,220
Total Value of Securities — 100.7%
(Cost $19,223,490)		$23,534,466
Percentages are based on Net Assets of $23,361,533.
*	Non-income producing security.
**	There is currently no rate available.
ADR — American Depositary Receipt
CV — Convertible Security
Ltd. — Limited
PLC — Public Limited Company
The following is a list of the inputs used as of April 30, 2021, in valuing the Fund’s investments carried at market value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$9,435,765	$12,064,481	$—	$21,500,246
Preferred Stock	2,034,220	—	—	2,034,220
Total Investments in Securities	$11,469,985	$12,064,481	$—	$23,534,466

For the period ended April 30, 2021, there were no transfers in or out of Level 3.
For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust
Mondrian International Government Fixed Income Fund
April 30, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
Sector Weightings †:

† Percentages based on total investments.
GLOBAL BONDS — 97.9%
	Face Amount (Local Currency)		Value (U.S. $)
AUSTRALIA — 2.9%
Australia Government Bond
5.750%, 05/15/21	AUD	155,000	$119,612
4.750%, 04/21/27	AUD	270,000	253,938
3.250%, 04/21/25	AUD	226,000	193,217
3.000%, 03/21/47	AUD	190,000	157,277
Total Australia			724,044
AUSTRIA — 4.5%
Republic of Austria Government Bond
6.250%, 07/15/27	EUR	660,000	1,122,802
Total Austria			1,122,802
BELGIUM — 4.7%
Kingdom of Belgium Government Bond
1.000%, 06/22/26 (A)	EUR	900,000	1,162,158
Total Belgium			1,162,158
CANADA — 2.0%
Canadian Government Bond
2.000%, 09/01/23	CAD	350,000	295,618
1.500%, 06/01/26	CAD	200,000	167,051
0.750%, 09/01/21	CAD	50,000	40,760
Total Canada			503,429
FINLAND — 4.1%
Finland Government Bond
0.500%, 09/15/27 (A)	EUR	799,000	1,012,990
Total Finland			1,012,990

The accompanying notes are an integral part of the financial statements.

Gallery Trust
Mondrian International Government Fixed Income Fund
April 30, 2021 (Unaudited)

GLOBAL BONDS — continued
	Face Amount (Local Currency)		Value (U.S. $)
FRANCE — 4.6%
French Republic Government Bond OAT
1.500%, 05/25/31	EUR	520,000	$713,347
0.500%, 05/25/25	EUR	350,000	438,185
Total France			1,151,532
GERMANY — 13.9%
Bundesrepublik Deutschland Bundesanleihe
2.500%, 07/04/44	EUR	250,000	456,338
0.250%, 02/15/29	EUR	493,156	622,057
0.000%, 08/15/30	EUR	586,000	723,893
Bundesschatzanweisungen
0.000%, 09/16/22	EUR	500,000	606,646
Kreditanstalt fuer Wiederaufbau
2.050%, 02/16/26	JPY	105,000,00	1,065,520
Total Germany			3,474,454
ITALY — 12.4%
Italy Buoni Poliennali Del Tesoro
4.750%, 09/01/44 (A)	EUR	200,000	380,690
2.950%, 09/01/38 (A)	EUR	600,000	886,294
2.000%, 02/01/28	EUR	1,085,000	1,436,848
1.450%, 05/15/25	EUR	308,000	391,503
Total Italy			3,095,335
JAPAN — 19.6%
Japan Government Ten Year Bond
0.100%, 06/20/26	JPY	56,000,000	517,358
Japan Government Thirty Year Bond
2.400%, 12/20/34	JPY	95,500,000	1,126,522
0.300%, 06/20/46	JPY	140,100,000	1,201,650
Japan Government Twenty Year Bond
1.600%, 06/20/30	JPY	74,150,000	773,802
0.200%, 06/20/36	JPY	120,000,000	1,082,756
Japan Government Two Year Bond
0.100%, 09/01/22	JPY	20,000,000	183,558
Total Japan			4,885,646

The accompanying notes are an integral part of the financial statements.

Gallery Trust
Mondrian International Government Fixed Income Fund
April 30, 2021 (Unaudited)

GLOBAL BONDS — continued
	Face Amount (Local Currency)		Value (U.S. $)
MALAYSIA — 2.1%
Malaysia Government Bond
4.254%, 05/31/35	MYR	900,000	$228,062
4.181%, 07/15/24	MYR	1,113,000	286,423
Total Malaysia			514,485
MEXICO — 2.7%
Mexican Bonos
8.500%, 05/31/29	MXN	2,250,000	123,728
8.500%, 11/18/38	MXN	750,000	40,105
8.000%, 11/07/47	MXN	10,000,000	500,232
Total Mexico			664,065
NETHERLANDS — 4.6%
Netherlands Government Bond
5.500%, 01/15/28 (A)	EUR	94,056	158,054
2.750%, 01/15/47 (A)	EUR	250,000	479,550
0.500%, 01/15/40 (A)	EUR	250,000	313,993
0.250%, 07/15/29 (A)	EUR	150,000	187,336
Total Netherlands			1,138,933
SINGAPORE — 2.7%
Singapore Government Bond
2.875%, 09/01/30	SGD	277,000	230,684
2.250%, 08/01/36	SGD	200,000	156,010
0.500%, 11/01/25	SGD	400,000	296,873
Total Singapore			683,567
SUPRANATIONAL — 13.0%
Asian Development Bank
2.350%, 06/21/27	JPY	100,000,000	1,057,151
European Financial Stability Facility
0.950%, 02/14/28	EUR	890,000	1,155,472
European Investment Bank
2.150%, 01/18/27	JPY	100,000,000	1,031,819
Total Supranational			3,244,442

The accompanying notes are an integral part of the financial statements.

Gallery Trust
Mondrian International Government Fixed Income Fund
April 30, 2021 (Unaudited)

GLOBAL BONDS — continued
	Face Amount (Local Currency)		Value (U.S. $)
UNITED KINGDOM — 4.1%
United Kingdom Gilt
4.500%, 09/07/34	GBP	90,000	$177,047
4.250%, 09/07/39	GBP	350,000	723,510
1.500%, 07/22/47	GBP	80,000	114,439
Total United Kingdom			1,014,996
Total Global Bonds
(Cost $23,009,735)			24,392,878
Total Value of Securities — 97.9%
(Cost $23,009,735)			$24,392,878

A list of the open forward foreign currency exchange contracts held by the Fund at April 30, 2021 is as follows:
Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	07/30/21	USD	388,205	EUR	321,000	$(1,542)
Brown Brothers Harriman	07/30/21	USD	1,478,691	GBP	1,066,000	(6,128)
Brown Brothers Harriman	07/30/21	USD	505,181	NOK	4,174,500	(3,619)
Brown Brothers Harriman	07/30/21	USD	501,173	PLN	1,904,500	1,282
Brown Brothers Harriman	07/30/21	AUD	934,500	USD	724,177	4,004
Brown Brothers Harriman	07/30/21	SGD	904,500	USD	681,717	2,232
Brown Brothers Harriman	07/30/21	CAD	614,500	USD	495,877	(4,148)
Brown Brothers Harriman	07/30/21	JPY	93,796,500	USD	867,045	8,104
Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts						$185

Percentages are based on Net Assets of $24,917,917.
(A)
Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of securities as of April 30, 2021 was $4,581,065 and represents 18.4% of Net Assets.

The accompanying notes are an integral part of the financial statements.

Gallery Trust
Mondrian International Government Fixed Income Fund
April 30, 2021 (Unaudited)

AUD — Australian Dollar
CAD — Canadian Dollar
EUR — Euro
GBP — Pound Sterling
JPY — Japanese Yen
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Krone
PLN — Polish Zloty
SGD — Singapore Dollar
USD — United States Dollar
The following is a list of the inputs used as of April 30, 2021, in valuing the Fund’s investments carried at market value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$24,392,878	$—	$24,392,878
Total Investments in Securities	$—	$24,392,878	$—	$24,392,878

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$15,622	$—	$15,622
Unrealized Depreciation	—	(15,437)	—	(15,437)
Total Other Financial Instruments	$—	$185	$—	$185

*	Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
For the period ended April 30, 2021, there were no transfers in or out of Level 3.
Amounts designated as “—” are $0 or have been rounded to $0.
For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust

Mondrian U.S. Small Cap Equity Fund
April 30, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
Sector Weightings †:

† Percentages based on total investments.
COMMON STOCK — 100.0%
	Number of Shares	Value (U.S. $)
UNITED STATES — 100.0%
Consumer Discretionary — 2.1%
MDC Holdings	589	$34,551
Financials — 7.1%
Houlihan Lokey Inc Class A	490	32,472
Main Street Capital	205	8,731
Moelis & Company Class A	569	30,886
Prog Holdings	884	45,031
		117,120
Health Care — 6.2%
AMN Healthcare Services Inc *	455	36,082
iRadimed Corp *	1,528	42,310
Supernus Pharmaceuticals *	785	23,903
		102,295
Industrials — 43.8%
AAR Corp	990	39,838
Astronics Corp *	3,007	52,352
Barnes Group Inc	557	27,805
Curtiss-Wright	277	35,428
Douglas Dynamics Inc	902	40,347

The accompanying notes are an integral part of the financial statements.

Gallery Trust

Mondrian U.S. Small Cap Equity Fund
April 30, 2021 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
UNITED STATES (continued)
Industrials (continued)
EnerSys	505	$46,248
GrafTech International Ltd	3,883	49,392
Great Lakes Dredge & Dock *	2,054	32,248
Kforce Inc	845	47,354
Luxfer Holdings PLC	2,429	53,705
McGrath RentCorp	402	32,956
MSC Industrial Direct Class A	531	47,875
Parsons Corp *	856	37,946
Science Applications International	320	28,614
Timken Company	359	30,109
TPI Composites *	834	44,327
US Ecology Inc *	944	40,082
Wabash National	1,896	33,389
		720,015
Information Technology — 18.9%
Amkor Technology	1,719	34,758
Avnet Inc	1,097	48,180
CMC Materials Inc	270	49,526
Comtech Telecommunications Corp	1,478	35,442
Knowles *	1,569	32,792
Maximus Inc	482	44,171
MaxLinear Class A *	494	17,779
Vishay Intertechnology Inc	1,949	47,887
		310,535
Materials — 13.9%
AptarGroup Inc	110	16,589
Avient Corp	891	45,236
Glatfelter Corp	2,113	31,103
Graphic Packaging Holding Co	2,431	45,095
Greif Class A	713	43,144
Innospec Inc	487	47,439
		228,606

The accompanying notes are an integral part of the financial statements.

Gallery Trust

Mondrian U.S. Small Cap Equity Fund
April 30, 2021 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
UNITED STATES (continued)
Real Estate — 8.0%
Easterly Government Properties REIT	353	$7,565
Global Medical Inc REIT	2,397	34,421
Landmark Infrastructure Partners LP	3,258	41,637
Physicians Realty Trust REIT	2,036	38,134
QTS Realty Trust Class A REIT	129	8,577
		130,334
Total United States		1,643,456
Total Common Stock
(Cost $1,328,777)		1,643,456
Total Value of Securities — 100.0%
(Cost $1,328,777)		$1,643,456

 Percentages are based on Net Assets of $1,642,945.
*	Non-income producing security.
L.P. — Limited Partnership
Ltd. — Limited
PLC — Public Limited Company
REIT — Real Estate Investment Trust
As of April 30, 2021, all of the Fund’s investments were considered Level 1, in accordance the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the period ended April 30, 2021, there were no transfers in or out of Level 3.
For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust
Mondrian Global Listed Infrastructure Fund
April 30, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
Sector Weightings †:

† Percentages based on total investments.
COMMON STOCK — 99.4%
	Number of Shares	Value (U.S. $)
CANADA — 8.0%
Emera Inc	1,291	$58,681
Enbridge Inc	1,965	75,793
Total Canada		134,474
CHILE — 3.3%
Enel Americas SA	385,923	54,935
Total Chile		54,935
CHINA — 3.9%
Jiangsu Expressway Co Ltd Class H	56,000	66,067
Total China		66,067
FRANCE — 8.7%
Rubis SCA	1,289	60,516
Veolia Environnement SA	2,714	86,435
Total France		146,951
INDIA — 3.6%
Power Grid Corp of India Ltd	20,541	61,022
Total India		61,022
ITALY — 7.4%
Atlantia SpA	3,297	64,313
Snam SpA	10,770	60,598
Total Italy		124,911

The accompanying notes are an integral part of the financial statements.

Gallery Trust
Mondrian Global Listed Infrastructure Fund
April 30, 2021 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
MALAYSIA — 4.4%
Westports Holdings	70,600	$74,109
Total Malaysia		74,109
MEXICO — 7.3%
Aeroportuario Centro Norte SAB de CV B Class B	9,506	59,395
Promotora y Operadora de Infraestructura	8,276	63,681
Total Mexico		123,076
PORTUGAL — 3.1%
EDP - Energias de Portugal SA	9,263	51,473
Total Portugal		51,473
SPAIN — 4.0%
Naturgy Energy Group SA	2,645	67,829
Total Spain		67,829
UNITED KINGDOM — 4.0%
SSE PLC	3,363	68,180
Total United Kingdom		68,180
UNITED STATES — 41.7%
Energy — 3.6%
Williams Co Inc	2,480	60,413
Health Care — 4.2%
HCA Healthcare	353	70,974
Real Estate — 4.3%
American Tower REIT	287	73,119
Utilities — 29.6%
Duke Energy Corp	649	65,348
Edison International	1,088	64,681
Evergy Inc	966	61,795
OGE Energy	2,034	68,261
Pinnacle West Capital	825	69,836
Portland General Electric	1,101	55,997

The accompanying notes are an integral part of the financial statements.

Gallery Trust
Mondrian Global Listed Infrastructure Fund
April 30, 2021 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
UNITED STATES (continued)
Utilities (continued)
PPL Corporation	2,399	$69,883
Xcel Energy Inc	612	43,636
		499,437
Total United States		703,943
Total Common Stock
(Cost $1,462,047)		1,676,970
Total Value of Securities — 99.4%
(Cost $1,462,047)		$1,676,970

Percentages are based on Net Assets of $1,686,643.
*	Non-income producing security.
CV — Convertible Security
Ltd. — Limited
PLC — Public Limited Company
REIT — Real Estate Investment Trust
The following is a list of the inputs used as of April 30, 2021, in valuing the Fund’s investments carried at market value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,610,903	$66,067	$—	$1,676,970
Total Investments in Securities	$1,610,903	$66,067	$—	$1,676,970

For the period ended April 30, 2021, there were no transfers in or out of Level 3.
For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust
Mondrian Global Equity Value Fund
April 30, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
Sector Weightings †:
† Percentages based on total investments.
COMMON STOCK — 95.2%
	Number of Shares	Value (U.S. $)
BRAZIL — 1.6%
Hypera SA	77,300	$490,805
Total Brazil		490,805
CHINA — 6.3%
Alibaba Group Holding Ltd *	26,000	752,696
Autohome ADR	3,003	278,468
CSPC Pharmaceutical Group	372,000	461,202
Ping An Insurance Group Co of China Ltd Class H	41,500	454,845
Total China		1,947,211
FRANCE — 5.6%
Sanofi SA	8,517	893,610
Thales SA	8,208	836,619
Total France		1,730,229
GERMANY — 2.0%
Continental AG	4,632	627,275
Total Germany		627,275

The accompanying notes are an integral part of the financial statements.

Gallery Trust
Mondrian Global Equity Value Fund
April 30, 2021 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
HONG KONG — 2.4%
NetEase Inc	10,100	$227,610
WH Group Ltd	577,000	504,501
Total Hong Kong		732,111
INDIA — 1.5%
Infosys Ltd Sponsored ADR	9,225	166,788
Reliance Industries GDR	5,294	286,341
Total India		453,129
ITALY — 1.7%
Enel SpA	51,724	514,087
Total Italy		514,087
JAPAN — 12.4%
Kyocera Corp	11,600	704,449
Matsumotokiyoshi Holdings Co Ltd	8,300	333,018
Mitsubishi Electric Corp	49,400	760,278
Otsuka Holdings Co Ltd	12,500	480,488
SCSK	3,900	226,242
Sekisui Chemical Co Ltd	14,000	243,645
Sundrug Co Ltd	20,500	698,714
Toyota Industries Corp	5,200	416,324
Total Japan		3,863,158
NETHERLANDS — 2.4%
Unilever NV	12,998	759,156
Total Netherlands		759,156
SINGAPORE — 0.4%
Singapore Telecommunications Ltd	68,000	127,748
Total Singapore		127,748
SPAIN — 1.6%
Naturgy Energy Group SA	19,159	491,315
Total Spain		491,315

The accompanying notes are an integral part of the financial statements.

Gallery Trust
Mondrian Global Equity Value Fund
April 30, 2021 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
TAIWAN — 2.1%
Taiwan Semiconductor Manufacturing Co Ltd	30,000	$635,025
Total Taiwan		635,025
UNITED KINGDOM — 9.1%
GlaxoSmithKline PLC	46,357	857,626
Imperial Brands	5,777	120,273
Kingfisher PLC	117,355	579,085
Lloyds Banking Group PLC	1,369,332	859,224
SSE PLC	20,763	420,943
Total United Kingdom		2,837,151
UNITED STATES — 46.1%
Communication Services — 2.1%
Alphabet Class A *	283	666,041
Consumer Discretionary — 0.7%
Ulta Beauty *	686	225,934
Consumer Staples — 5.2%
Colgate-Palmolive	9,816	792,151
PepsiCo Inc	5,745	828,199
		1,620,350
Energy — 1.2%
Exxon Mobil Corp	6,519	373,148
Financials — 8.6%
New York Community Bancorp	24,843	297,122
Progressive	4,042	407,191
S&P Global Inc	1,444	563,723
Synchrony Financial	8,176	357,618
Wells Fargo & Co	23,025	1,037,276
		2,662,930

The accompanying notes are an integral part of the financial statements.

Gallery Trust
Mondrian Global Equity Value Fund
April 30, 2021 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
UNITED STATES (continued)
Health Care — 10.0%
AbbVie Inc	2,510	$279,865
Centene Corp *	13,431	829,231
HCA Healthcare	3,821	768,250
Johnson & Johnson	5,295	861,655
Waters Corp *	1,270	380,835
		3,119,836
Industrials — 4.6%
L3Harris Technologies	3,399	711,173
Stericycle Inc *	9,588	731,373
		1,442,546
Information Technology — 9.1%
Cisco Systems Inc	15,039	765,635
Maximus Inc	7,701	705,719
Microsoft Corp	3,433	865,734
Visa Inc Class A	2,089	487,907
		2,824,995
Real Estate — 2.7%
American Tower REIT	3,328	847,875
Utilities — 1.9%
Duke Energy Corp	3,603	362,786
PPL Corporation	7,661	223,165
		585,951
Total United States		14,369,606
Total Common Stock
(Cost $28,212,997)		29,578,006

The accompanying notes are an integral part of the financial statements.

Gallery Trust
Mondrian Global Equity Value Fund
April 30, 2021 (Unaudited)

PREFERRED STOCK — 0.9%
	Number of Shares	Value (U.S. $)
SOUTH KOREA — 0.9%
Samsung Electronics Co Ltd**	4,162	$274,261
Total Preferred Stock
(Cost $258,507)		274,261
Total Value of Securities — 96.1%
(Cost $28,471,504)		$29,852,267

Percentages are based on Net Assets of $31,074,893.
*	Non-income producing security.
**	There is currently no rate available.
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
Ltd. — Limited
PLC — Public Limited Company
REIT — Real Estate Investment Trust
The following is a list of the inputs used as of April 30, 2021, in valuing the Fund’s investments carried at market value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$26,542,127	$3,035,879	$—	$29,578,006
Preferred Stock	274,261	—	—	274,261
Total Investments in Securities	$26,816,388	$3,035,879	$—	$29,852,267

For the period ended April 30, 2021, there were no transfers in or out of Level 3.
For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust
April 30, 2021 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Mondrian International Value Equity Fund	Mondrian Emerging Markets Value Equity Fund	Mondrian International Government Fixed Income Fund
Assets:
Investments (Cost $627,024,931, $19,223,490 and $23,009,735)	$681,307,470	$23,534,466	$24,392,878
Foreign currency (Cost $28, $5,020 and $304)	28	5,041	304
Cash	1,258,571	222,697	383,374
Reclaims receivable	3,635,691	956	—
Dividends and interest receivable	2,196,609	51,443	161,385
Receivable for capital shares sold	1,579,548	605	15,000
Receivable for investment securities sold	1,034,420	133,843	—
Unrealized appreciation on spot foreign currency contracts	47	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	15,622
Prepaid expenses	70,813	3,993	4,110
Total assets	691,083,197	23,953,044	24,972,673
Liabilities:
Payable for investment securities purchased	1,702,409	463,649	—
Payable due to Investment Adviser	296,108	4,999	2,960
Payable for capital shares redeemed	102,375	—	5,536
Payable due to Administrator	51,336	1,448	1,915
Audit fees payable	21,430	11,366	12,448
Chief Compliance Officer fees payable	5,837	262	251
Unrealized depreciation on spot foreign currency contracts	3,970	629	—
Payable due to Trustees	1,369	—	25
Unrealized depreciation on forward foreign currency contracts	—	—	15,437
Accrued foreign capital gains tax	—	63,132	—
Other accrued expenses	16,505	46,026	16,184
Total liabilities	2,201,339	591,511	54,756
Net assets	$688,881,858	$23,361,533	$24,917,917
Net assets consist of:
Paid-in capital	$662,985,538	$125,383,324	$25,418,164
Total distributable earnings/( loss)	25,896,320	(102,021,791)	(500,247)
Net assets	$688,881,858	$23,361,533	$24,917,917
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	46,892,798	2,548,091	2,537,200
Net Asset Value, Offering and Redemption Price Per Share	$14.69	$9.17	$9.82

The accompanying notes are an integral part of the financial statements.

Gallery Trust
April 30, 2021 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Mondrian U.S. Small Cap Equity Fund	Mondrian Global Listed Infrastructure Fund	Mondrian Global Equity Value Fund
Assets:
Investments (Cost $1,328,777, $1,462,047 and $28,471,504)	$1,643,456	$1,676,970	$29,852,267
Foreign currency (Cost $— , $15,254 and $745)	—	15,472	744
Cash	12,688	8,572	612,049
Receivable from Investment Adviser	3,590	3,812	—
Dividends receivable	821	1,254	52,190
Receivable for capital shares sold	—	—	698,000
Deferred offering costs	—	—	11,267
Receivable for investment securities sold	—	—	57,820
Reclaims receivable	—	1,543	807
Prepaid expenses	778	806	12,669
Total assets	1,661,333	1,708,429	31,297,813
Liabilities:
Audit fees payable	11,301	12,315	13,543
Payable due to Administrator	126	128	2,170
Chief Compliance Officer fees payable	15	16	—
Payable due to Trustees	4	3	67
Payable for investment securities purchased	—	—	185,339
Unrealized depreciation on spot foreign currency contracts	—	—	144
Payable due to Investment Adviser	—	—	4,399
Accrued foreign capital gains tax	—	1,188	—
Other accrued expenses	6,942	8,136	17,258
Total liabilities	18,388	21,786	222,920
Net assets	$1,642,945	$1,686,643	$31,074,893
Net assets consist of:
Paid-in capital	$1,309,621	$1,445,543	$29,538,149
Total distributable earnings	333,324	241,100	1,536,744
Net assets	$1,642,945	$1,686,643	$31,074,893
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	130,125	141,927	2,462,213
Net Asset Value, Offering and Redemption Price Per Share	$12.63	$11.88	$12.62

The accompanying notes are an integral part of the financial statements.

Gallery Trust
For the Six Months Ended
April 30, 2021 (Unaudited)

STATEMENTS OF OPERATIONS

Mondrian International Value Equity Fund
Investment income
Dividends	$10,943,447
Less: foreign taxes withheld	(808,792)
Total investment income	10,134,655
Expenses
Investment advisory fees	1,847,366
Accounting and administration fees	315,922
Legal fees	86,817
Other	58,873
Registration fees	50,208
Custodian fees	39,606
Printing fees	37,572
Dividend disbursing and transfer agent fees and expenses	22,275
Trustees’ fees and expenses	19,623
Audit and tax	14,392
Chief Compliance Officer fees	10,201
Total expenses	2,502,855
Less:
Investment advisory fees waived	(388,142)
Net expenses	2,114,713
Net investment income	8,019,942
Net realized gain/(loss) on:
Investments	1,481,425
Foreign currency transactions	(45,837)
Net realized gain	1,435,588
Net change in unrealized appreciation/(depreciation) on:
Investments	141,463,237
Foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	84,569
Net change in unrealized appreciation/(depreciation)	141,547,806
Net realized and unrealized gain	142,983,394
Net increase in net assets resulting from operations	$151,003,336

The accompanying notes are an integral part of the financial statements.

Gallery Trust
For the Six Months Ended
April 30, 2021 (Unaudited)

STATEMENTS OF OPERATIONS

Mondrian Emerging Markets Value Equity Fund
Investment income
Dividends	$143,595
Interest	23,425
Less: foreign taxes withheld	(21,121)
Total investment income	145,899
Expenses
Investment advisory fees	59,720
Dividend disbursing and transfer agent fees and expenses	14,829
Custodian fees	13,884
Audit and tax	12,549
Accounting and administration fees	8,452
Registration fees	3,924
Other	2,954
Legal fees	2,852
Printing fees	901
Trustees’ fees and expenses	658
Chief Compliance Officer fees	236
Total expenses	120,959
Less:
Investment advisory fees waived	(47,719)
Net expenses	73,240
Net investment income	72,659
Net realized gain/(loss) on:
Investments	1,241,722
Foreign currency transactions	(19,372)
Net realized gain	1,222,350
Net change in unrealized appreciation/(depreciation) on:
Investments	1,798,501
Accrued foreign capital gains tax on appreciated securities	(8,550)
Foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	3,853
Net change in unrealized appreciation/(depreciation)	1,793,804
Net realized and unrealized gain	3,016,154
Net increase in net assets resulting from operations	$3,088,813

The accompanying notes are an integral part of the financial statements.

Gallery Trust
For the Six Months Ended
April 30, 2021 (Unaudited)

STATEMENTS OF OPERATIONS

Mondrian International Government Fixed Income Fund
Investment income
Interest	$134,364
Total investment income	134,364
Expenses
Investment advisory fees	61,821
Dividend disbursing and transfer agent fees and expenses	15,016
Audit and tax	13,643
Accounting and administration fees	13,224
Other	6,862
Registration fees	3,924
Legal fees	3,777
Custodian fees	2,112
Printing fees	1,519
Trustees’ fees and expenses	859
Chief Compliance Officer fees	416
Total expenses	123,173
Less:
Investment advisory fees waived	(48,988)
Net expenses	74,185
Net investment income	60,179
Net realized gain on:
Investments	325,663
Foreign currency transactions	66,640
Foreign currency exchange contracts	122,694
Net realized gain	514,997
Net change in unrealized appreciation/(depreciation) on:
Investments	(814,010)
Foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	(186,187)
Foreign currency exchange contracts	201,651
Net change in unrealized appreciation/(depreciation)	(798,546)
Net realized and unrealized loss	(283,549)
Net decrease in net assets resulting from operations	$(223,370)

The accompanying notes are an integral part of the financial statements.

Gallery Trust
For the Six Months Ended
April 30, 2021 (Unaudited)

STATEMENTS OF OPERATIONS

Mondrian U.S. Small Cap Equity Fund
Investment income
Dividends	$16,596
Total investment income	16,596
Expenses
Dividend disbursing and transfer agent fees and expenses	14,439
Audit and tax	12,694
Investment advisory fees	5,897
Registration fees	3,296
Accounting and administration fees	783
Custodian fees	365
Other	266
Legal fees	215
Printing fees	96
Trustees’ fees and expenses	48
Chief Compliance Officer fees	26
Total expenses	38,125
Less:
Investment advisory fees waived	(5,897)
Reimbursement from Investment Adviser	(25,594)
Net expenses	6,634
Net investment income	9,962
Net realized gain on:
Investments	102,273
Net realized gain	102,273
Net change in unrealized appreciation/(depreciation) on:
Investments	392,038
Net change in unrealized appreciation/(depreciation)	392,038
Net realized and unrealized gain	494,311
Net increase in net assets resulting from operations	$504,273

The accompanying notes are an integral part of the financial statements.

Gallery Trust
For the Six Months Ended
April 30, 2021 (Unaudited)

STATEMENTS OF OPERATIONS
Mondrian Global Listed Infrastructure Fund
Investment income
Dividends	$29,127
Less: foreign taxes withheld	(2,812)
Total investment income	26,315
Expenses
Dividend disbursing and transfer agent fees and expenses	14,433
Audit and tax	13,904
Investment advisory fees	6,647
Registration fees	3,314
Custodian fees	1,422
Accounting and administration fees	834
Other	534
Legal fees	233
Printing fees	201
Trustees’ fees and expenses	53
Chief Compliance Officer fees	27
Total expenses	41,602
Less:
Investment advisory fees waived	(6,647)
Reimbursement from Investment Adviser	(27,526)
Net expenses	7,429
Net investment income	18,886
Net realized gain on:
Investments	16,257
Foreign currency transactions	456
Net realized gain	16,713
Net change in unrealized appreciation/(depreciation) on:
Investments	294,184
Accrued foreign capital gains tax on appreciated securities	(1,188)
Foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	253
Net change in unrealized appreciation/(depreciation)	293,249
Net realized and unrealized gain	309,962
Net increase in net assets resulting from operations	$328,848

The accompanying notes are an integral part of the financial statements.

Gallery Trust
For the Six Months Ended
April 30, 2021 (Unaudited)

STATEMENTS OF OPERATIONS

Mondrian Global Equity Value Fund
Investment income
Dividends	$110,040
Less: foreign taxes withheld	(7,134)
Total investment income	102,906
Expenses
Offering costs	33,432
Investment advisory fees	33,245
Dividend disbursing and transfer agent fees and expenses	13,886
Audit and tax	11,296
Accounting and administration fees	5,111
Custodian fees	4,520
Other	848
Legal fees	836
Printing fees	499
Registration fees	175
Trustees’ fees and expenses	171
Total expenses	104,019
Less:
Investment advisory fees waived	(33,245)
Reimbursement from Investment Adviser	(32,925)
Net expenses	37,849
Net investment income	65,057
Net realized gain on:
Investments	96,598
Foreign currency transactions	2,250
Net realized gain	98,848
Net change in unrealized appreciation/(depreciation) on:
Investments	1,367,180
Foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	281
Net change in unrealized appreciation/(depreciation)	1,367,461
Net realized and unrealized gain	1,466,309
Net increase in net assets resulting from operations	$1,531,366

The accompanying notes are an integral part of the financial statements.

Gallery Trust
Mondrian International Value Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six-month period ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Operations:
Net investment income	$8,019,942	$11,885,420
Net realized gain/(loss) on investments and foreign currency transactions	1,435,588	(27,057,517)
Net change in unrealized appreciation/(depreciation) on investments, foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	141,547,806	(90,376,170)
Net increase/(decrease) in net assets resulting from operations	151,003,336	(105,548,267)
Distribution of Income	(13,339,486)	(36,531,558)
Capital share transactions(1):
Issued	120,082,968	130,131,165
Reinvestment of dividends	10,834,756	27,306,352
Redeemed	(43,396,334)	(158,962,937)
Net increase/(decrease) in net assets from capital share transactions	87,521,390	(1,525,420)
Total increase/(decrease) in net assets	225,185,240	(143,605,245)
Net assets:
Beginning of period	463,696,618	607,301,863
End of period	$688,881,858	$463,696,618

(1)	See Note 8 – Share transactions in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust
Mondrian Emerging Markets Value Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six-month period ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Operations:
Net investment income	$72,659	$480,924
Net realized gain on investments and foreign currency transactions	1,222,350	1,664,173
Net change in unrealized appreciation on investments, foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	1,793,804	804,069
Net increase in net assets resulting from operations	3,088,813	2,949,166
Distribution of Income	(480,237)	(1,320,379)
Capital share transactions(1):
Issued	9,296,621	4,484,228
Reinvestment of dividends	479,107	1,318,682
Redeemed	(2,090,965)	(41,859,892)
Net increase/(decrease) in net assets from capital share transactions	7,684,763	(36,056,982)
Total increase/(decrease) in net assets	10,293,339	(34,428,195)
Net assets:
Beginning of period	13,068,194	47,496,389
End of period	$23,361,533	$13,068,194

(1)	See Note 8 – Share transactions in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust
Mondrian International Government Fixed Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six-month period ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Operations:
Net investment income	$60,179	$223,677
Net realized gain on investments and foreign currency transactions	514,997	894,412
Net change in unrealized appreciation/(depreciation) on investments, foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	(798,546)	352,472
Net increase/(decrease) in net assets resulting from operations	(223,370)	1,470,561
Distribution of Income	(956,001)	(1,150,655)
Capital share transactions(1):
Issued	1,546,965	1,952,263
Reinvestment of dividends	945,040	1,099,109
Redeemed	(666,892)	(7,216,189)
Net increase/(decrease) in net assets from capital share transactions	1,825,113	(4,164,817)
Total increase/(decrease) in net assets	645,742	(3,844,911)
Net assets:
Beginning of period	24,272,175	28,117,086
End of period	$24,917,917	$24,272,175

(1)	See Note 8 – Share transactions in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust
Mondrian U.S Small Cap Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS
	Six-month period ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Operations:
Net investment income	$9,962	$13,585
Net realized gain/(loss) on investments and foreign currency transactions	102,273	(106,062)
Net change in unrealized appreciation/(depreciation) on investments, foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	392,038	(254,163)
Net increase/(decrease) in net assets resulting from operations	504,273	(346,640)
Distribution of Income	(4,682)	(54,959)
Return of Capital	—	(1,714)
Total Distributions	(4,682)	(56,673)
Capital share transactions(1):
Reinvestment of dividends	4,682	56,673
Net increase in net assets from capital share transactions	4,682	56,673
Total increase/(decrease) in net assets	504,273	(346,640)
Net assets:
Beginning of period	1,138,672	1,485,312
End of period	$1,642,945	$1,138,672

(1)	See Note 8 – Share transactions in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust
Mondrian Global Listed Infrastructure Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six-month period ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Operations:
Net investment income	$18,886	$54,004
Net realized gain on investments and foreign currency transactions	16,713	48,358
Net change in unrealized appreciation/(depreciation) on investments, foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	293,249	(263,456)
Net increase/(decrease) in net assets resulting from operations	328,848	(161,094)
Distribution of Income	(92,942)	(101,676)
Capital share transactions(1):
Reinvestment of dividends	92,942	101,676
Net increase in net assets from capital share transactions	92,942	101,676
Total increase/(decrease) in net assets	328,848	(161,094)
Net assets:
Beginning of period	1,357,795	1,518,889
End of period	$1,686,643	$1,357,795

(1)	See Note 8 – Share transactions in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust
Mondrian Global Equity Value Fund

STATEMENTS OF CHANGES IN NET ASSETS
	Six-month period ended April 30, 2021 (Unaudited)	Period ended October 31, 2020(1)
Operations:
Net investment income	$65,057	$12,743
Net realized gain on investments and foreign currency transactions	98,848	27,418
Net change in unrealized appreciation on investments, foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	1,367,461	13,628
Net increase in net assets resulting from operations	1,531,366	53,789
Distribution of Income	(48,411)	—
Capital share transactions(2):
Issued	26,950,090	2,550,000
Reinvestment of dividends	48,411	—
Redeemed	(10,352)	—
Net increase in net assets from capital share transactions	26,988,149	2,550,000
Total increase in net assets	28,471,104	2,603,789
Net assets:
Beginning of period	2,603,789	—
End of period	$31,074,893	$2,603,789

(1)	The fund commenced operations on June 30, 2020.
(2)	See Note 8 – Share transactions in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust
Mondrian International Value Equity Fund

FINANCIAL HIGHLIGHTS
Selected per share data & ratios
for a share outstanding throughout the year
	Six-month period ended 4/30/21 (Unaudited)		Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18		Year Ended 10/31/17		Year Ended 10/31/16(1)
Net asset value, beginning of period	$11.37		$14.69	$14.48	$15.97		$13.46		$14.24
Income/(loss) from operations:(2)
Net investment income	0.19		0.28	0.48	0.47		0.42		0.43
Net realized and unrealized gain/(loss) on investments	3.45		(2.72)	0.56	(1.48)		2.40		(0.84)
Total gain/(loss) from operations	3.64		(2.44)	1.04	(1.01)		2.82		(0.41)
Redemption Fees	—		—	—	—		—	*	— *
Dividends and distributions from:
Net investment income	(0.32)		(0.51)	(0.39)	(0.48)		(0.31)		(0.37)
Net realized gains	—		(0.37)	(0.44)	—		—		—
Total dividends and distributions	(0.32)		(0.88)	(0.83)	(0.48)		(0.31)		(0.37)
Net asset value, end of period	$14.69		$11.37	$14.69	$14.48		$15.97		$13.46
Total return†	32.22%		(17.88)%	7.93%	(6.56)%		21.39%		(2.83)%
Ratios and supplemental data
Net assets, end of period ($ Thousands)	$688,882		$463,697	$607,302	$537,587		$580,798		$420,277
Ratio of expenses to average net assets (including waivers and reimbursements)	0.71	%‡(4)	0.79%	0.79%	0.79%		0.79%		0.82%
Ratio of expenses to average net assets (excluding waivers and reimbursements)	0.84	%‡	0.94%	0.89%	0.88%		0.85%		0.89%
Ratio of net investment income to average net assets	2.70	%‡	2.26%	3.40%	2.96%		2.91%		3.20%
Portfolio turnover rate	8%§		24%	23%	23	%(3)	28	%(3)	20%

*	Value is less than $0.005 per share.
†
Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

‡	Annualized.
§	Portfolio turnover is for the period indicated and has not been annualized.
(1)
On March 14, 2016, The International Equity Portfolio, a series of Delaware Pooled Trust (the “Predecessor Fund”) was reorganized into the Mondrian International Equity Fund. Information presented prior to March 14, 2016 is that of the Predecessor Fund. See Note 1 in Notes to Financial Statements.

(2)	Per share calculations were performed using average shares for the period.
(3)	Excludes the value of Portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Portfolio’s capital shares.
(4)	The expense ratio includes an advisory fee overpayment adjustment. Had this adjustment been excluded the ratio would have been 0.74%.
Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Gallery Trust
Mondrian Emerging Markets Value Equity Fund

FINANCIAL HIGHLIGHTS
Selected per share data & ratios
for a share outstanding throughout the year or period
	Six-month period ended 4/30/21 (Unaudited)		Year Ended 10/31/20	Year Ended 10/31/19	Period ended 10/31/18(1)	Year Ended 3/31/18(2)		Year Ended 3/31/17	Year Ended 3/31/16
Net asset value, beginning of period	$7.62		$7.40	$7.07	$8.59	$7.71		$7.03	$8.18
Income/(loss) from operations:(3)
Net investment income	0.04		0.12	0.16	0.15	0.19		0.14	0.14
Net realized and unrealized gain/(loss) on investments	1.79		0.30	0.58	(1.45)	0.92		0.72	(1.20)
Total gain/(loss) from operations	1.83		0.42	0.74	(1.30)	1.11		0.86	(1.06)
Dividends and distributions from:
Net investment income	(0.28)		(0.20)	(0.41)	(0.22)	(0.23)		(0.18)	(0.09)
Total dividends and distributions	(0.28)		(0.20)	(0.41)	(0.22)	(0.23)		(0.18)	(0.09)
Net asset value, end of period	$9.17		$7.62	$7.40	$7.07	$8.59		$7.71	$7.03
Total return*	24.30%		5.67%	11.12%	(15.26)%	14.55%		12.57%	(12.87)%
Ratios and supplemental data
Net assets, end of period ($ Thousands)	$23,362		$13,068	$47,496	$89,378	$314,259		$336,896	$406,462
Ratio of expenses to average net assets (including waivers and reimbursements)	0.92	%†	0.92%	0.92%	1.18%†	1.19	%(4)	1.20%	1.20%
Ratio of expenses to average net assets (excluding waivers and reimbursements)	1.52	%†	1.41%	1.13%	1.26%†	1.21	%(4)	1.22%	1.21%
Ratio of net investment income to average net assets	0.91	%†	1.67%	2.16%	3.25%†	2.30	%(4)	1.92%	1.87%
Portfolio turnover rate	31	%‡	48%	37%	62%‡	39%		32%	28%

The accompanying notes are an integral part of the financial statements.

Gallery Trust
Mondrian Emerging Markets Value Equity Fund

*
Total Return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

†	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)
For the period April 1, 2018 to October 31, 2018. On September 24, 2018, the Laudus Mondrian Emerging Markets Fund (the “Emerging Markets Predecessor Fund”) was reorganized into the Gallery Trust Mondrian Emerging Markets Equity Fund (the “Emerging Markets Fund”). Information presented prior to September 24, 2018 is that of the Emerging Markets Predecessor Fund. Effective October 31, 2018, the Emerging Markets Fund changed its fiscal year end to October 31. See Note 1 in Notes to Financial Statements.

(2)
Effective July 25, 2017, the Investor Share class, the Select Share class, and the Institutional Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.

(3)	Per share calculations were performed using average shares for the period.
(4)
The ratio of net operating expenses and gross operating expenses would have been 1.20% and 1.22%, respectively, and the ratio of net investment income would have been 2.29%, if the custody out-of-pocket fee reimbursement had not been included.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Gallery Trust
Mondrian International Government Fixed Income Fund

FINANCIAL HIGHLIGHTS
Selected per share data & ratios
for a share outstanding throughout the year or period
	Six-month period ended 4/30/21 (Unaudited)	Year Ended 10/31/20	Year Ended 10/31/19	Period ended 10/31/18(1)	Year Ended 3/31/18		Year Ended 3/31/17	Year Ended 3/31/16
Net asset value, beginning of period	$10.29	$10.11	$9.55	$10.44	$9.32		$9.93	$9.45
Income/(loss) from operations:(2)
Net investment income	0.02	0.09	0.12	0.06	0.08		0.09	0.11
Net realized and unrealized gain/(loss) on investments	(0.08)	0.53	0.88	(0.86)	1.04		(0.64)	0.56
Total gain/(loss) from operations	(0.06)	0.62	1.00	(0.80)	1.12		(0.55)	0.67
Dividends and distributions from:
Net investment income	(0.41)	(0.38)	(0.37)	—	—	*	— *	—
Net realized gains	—	(0.06)	(0.07)	(0.09)	—		(0.06)	(0.19)
Total dividends and distributions	(0.41)	(0.44)	(0.44)	(0.09)	—	*	(0.06)	(0.19)
Net asset value, end of period	$9.82	$10.29	$10.11	$9.55	$10.44		$9.32	$9.93
Total return†	(0.81)%	6.46%	10.79%	(7.69)%	12.03%		(5.48)%	7.27%
Ratios and supplemental data
Net assets, end of period ($ Thousands)	$24,918	$24,272	$28,117	$37,126	$84,330		$95,565	$119,938
Ratio of expenses to average net assets (including waivers and reimbursements)	0.60%‡	0.60%	0.60%	0.74%‡	0.74	%(3)	0.75%	0.75%
Ratio of expenses to average net assets (excluding waivers and reimbursements)	1.00%‡	1.05%	1.02%	0.86%‡	0.81	%(3)	0.79%	0.81%
Ratio of net investment income to average net assets	0.49%‡	0.88%	1.19%	0.96%‡	0.84	%(3)	0.87%	1.21%
Portfolio turnover rate	17%§	15%	42%	32%§	52%		98%	31%

The accompanying notes are an integral part of the financial statements.

Gallery Trust
Mondrian International Government Fixed Income Fund

*	Value is less than ($0.005) per share.
†
Total Return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

‡	Annualized.
§	Portfolio turnover is for the period indicated and has not been annualized.
(1)
For the period April 1, 2018 to October 31, 2018. On September 24, 2018, the Laudus Mondrian Emerging Markets Fund (the “Emerging Markets Predecessor Fund”) was reorganized into the Gallery Trust Mondrian Emerging Markets Equity Fund (the “Emerging Markets Fund”). Information presented prior to September 24, 2018 is that of the Emerging Markets Predecessor Fund. Effective October 31, 2018, the Emerging Markets Fund changed its fiscal year end to October 31. See Note 1 in Notes to Financial Statements.

(2)	Per share calculations were performed using average shares for the period.
(3)
The ratio of net operating expenses and gross operating expenses would have been 0.75% and 0.82%, respectively, and the ratio of net investment income would have been 0.83%, if the custody out-of-pocket fee reimbursement had not been included.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Gallery Trust
Mondrian U.S Small Cap Equity Fund

FINANCIAL HIGHLIGHTS
Selected per share data & ratios
for a share outstanding throughout the period
	Six-month period ended 4/30/21 (Unaudited)		Year Ended 10/31/20	Period Ended October 31, 2019*
Net asset value, beginning of period	$8.78		$11.88	$10.00
Income/(loss) from operations:(1)
Net investment income	0.08		0.11	0.15
Net realized and unrealized gain/(loss) on investments	3.81		(2.75)	1.73
Total gain/(loss) from operations	3.89		(2.64)	1.88
Dividends and distributions from:
Net investment income	(0.04)		(0.13)	—
Net realized gains	—		(0.32)	—
Return of capital	—		(0.01)	—
Total dividends and distributions	(0.04)		(0.46)	—
Net asset value, end of period	$12.63		$8.78	$11.88
Total return†	44.33%		(23.32)%	18.80%
Ratios and supplemental data
Net assets, end of period ($ Thousands)	$1,643		$1,139	$1,485
Ratio of expenses to average net assets (including waivers and reimbursements)	0.90	%‡	0.90%	0.90	%‡
Ratio of expenses to average net assets (excluding waivers and reimbursements)	5.17	%‡	7.49%	7.74	%‡
Ratio of net investment income to average net assets	1.35	%‡	1.09%	1.61	%‡
Portfolio turnover rate	24%§		59%	32%§

*	Commenced operations December 17, 2018.
†
Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

‡	Annualized.
§	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Per share calculations were performed using average shares for the period.
Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Gallery Trust
Mondrian Global Listed Infrastructure Fund

FINANCIAL HIGHLIGHTS
Selected per share data & ratios
for a share outstanding throughout the period
	Six-month period ended 4/30/21 (Unaudited)	Year Ended 10/31/20	Period Ended October 31, 2019*
Net asset value, beginning of period	$10.17	$12.14	$10.00
Income/(loss) from operations:(1)
Net investment income	0.14	0.41	0.30
Net realized and unrealized gain/(loss) on investments	2.26	(1.58)	1.85
Total gain/(loss) from operations	2.40	(1.17)	2.15
Dividends and distributions from:
Net investment income	(0.32)	(0.41)	(0.01)
Net realized gains	(0.37)	(0.39)	—
Total dividends and distributions	(0.69)	(0.80)	(0.01)
Net asset value, end of period	$11.88	$10.17	$12.14
Total return†	24.13%	(10.56)%	21.49%
Ratios and supplemental data
Net assets, end of period ($ Thousands)	$1,687	$1,358	$1,519
Ratio of expenses to average net assets (including waivers and reimbursements)	0.95%‡	0.95%	0.95	%‡
Ratio of expenses to average net assets (excluding waivers and reimbursements)	5.32%‡	7.42%	8.67	%‡
Ratio of net investment income to average net assets	2.41%‡	3.76%	3.15	%‡
Portfolio turnover rate	16%§	44%	31%§

*	Commenced operations December 17, 2018.
†
Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

‡	Annualized.
§	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Per share calculations were performed using average shares for the period.
Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Gallery Trust
Mondrian Global Equity Value Fund

FINANCIAL HIGHLIGHTS
Selected per share data & ratios
for a share outstanding throughout the period
	Six-month period ended 4/30/21 (Unaudited)	Period Ended October 31, 2020*
Net asset value, beginning of period	$10.22	$10.00
Income/(loss) from operations:(1)
Net investment income	0.08	0.05
Net realized and unrealized gain on investments	2.50	0.17
Total gain from operations	2.58	0.22
Dividends and distributions from:
Net investment income	(0.07)	—
Net realized gains	(0.11)	—
Total dividends and distributions	(0.18)	—
Net asset value, end of period	$12.62	$10.22
Total return†	25.51%	2.20%
Ratios and supplemental data
Net assets, end of period ($ Thousands)	$31,075	$2,604
Ratio of expenses to average net assets (including waivers and reimbursements)	0.74%‡	0.74	%‡
Ratio of expenses to average net assets (excluding waivers and reimbursements)	2.03%‡	9.16	%‡
Ratio of net investment income to average net assets	1.27%‡	1.42	%‡
Portfolio turnover rate	13%§	10%§

*	Commenced operations December 18, 2018.
†
Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

‡	Annualized.
§	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Per share calculations were performed using average shares for the period.
Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Gallery Trust
April 30, 2021 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1.	Organization
Gallery Trust (the “Trust”), is organized as a Delaware statutory trust under an Agreement and Declaration of Trust dated August 25, 2015. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end investment management company with six funds. The financial statements herein are those of the Mondrian International Value Equity Fund (formerly, Mondrian International Equity Fund) (the “International Fund”), Mondrian Emerging Markets Value Equity Fund (formerly, the Mondrian Emerging Markets Equity Fund) (the “Emerging Markets Fund”) the Mondrian International Government Fixed Income Fund (the “International Government Fixed Income Fund”), the Mondrian U.S. Small Cap Equity Fund (the “U.S. Small Cap Equity Fund”), the Mondrian Global Listed Infrastructure Fund (the “Global Listed Infrastructure Fund”), and the Mondrian Global Equity Value Fund (the “Global Equity Value Fund”) (each a “Fund” and collectively the “Funds”). The International Fund, Emerging Markets Fund, U.S. Small Cap Equity Fund, and Global Listed Infrastructure Fund are classified as diversified, and the Fixed Income Fund and Global Equity Value Fund are classified as “non-diversified” under the 1940 Act. The investment objective of the International Fund is to seek long-term total return by investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The investment objective of the Emerging Markets Fund is to seek long-term capital appreciation. The investment objective of the Fixed Income Fund is to seek long-term total return consistent with its value-oriented investment approach. The investment objective of the U.S. Small Cap Equity Fund is to seek long-term total return by investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. small-capitalization companies. The investment objective of the Global Listed Infrastructure Fund is to seek long-term total return by investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of infrastructure companies listed on a domestic or foreign exchange. The investment objective of the Global Equity Value Fund is to seek long-term total return. Mondrian Investment Partners Limited, a limited company organized under the laws of England and Wales in 1990, serves as the Funds’ investment adviser (“Mondrian” or the “Adviser”). The Adviser makes investment decisions for the Funds and reviews, supervises and administers the investment program of the Funds, subject to the supervision of, and policies established by, the Trustees of the Trust.
The International Fund operated as The International Equity Portfolio, a series of Delaware Pooled Trust (the “International Predecessor Fund”), prior to the International Fund’s acquisition of the assets and assumption of the liabilities

Gallery Trust
April 30, 2021 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

of the International Predecessor Fund (the “Reorganization”) on March 14, 2016 in a tax-free transaction. The International Fund had no operations prior to the Reorganization. The International Predecessor Fund was managed by Delaware Management Company, a series of Delaware Management Business Trust (the “Delaware Predecessor Adviser”), and sub-advised by Mondrian Investment Partners Limited. The International Predecessor Fund had substantially similar investment objectives and strategies as those of the International Fund. The financial statements and financial highlights reflect the financial information of the International Predecessor Fund for periods prior to March 14, 2016.
The Emerging Markets Fund and Fixed Income Fund operated as Laudus Mondrian Emerging Markets Fund (the “Emerging Markets Predecessor Fund”) and Laudus Mondrian International Government Fixed Income Fund (the “Fixed Income Predecessor Fund”) and, together, were a series of Laudus Trust. Each Predecessor Fund was managed by Charles Schwab Investment Management, Inc. (the “Predecessor Adviser”), and sub-advised by Mondrian. Each Fund has the same objective and substantially similar investment strategies as those of its Predecessor Fund. Each Fund acquired the assets and assumed all of the liabilities of its Predecessor Fund (the “Reorganization”) on September 24, 2018 in a tax-free transaction. The Funds had no operations prior to the Reorganization. The financial statements and financial highlights reflect the financial information of the Predecessor Funds for periods prior to September 24, 2018.
Effective October 31, 2018, the Emerging Markets Fund and International Government Fixed Income Fund changed their fiscal year end from March 31 to October 31.
The U.S. Small Cap Equity Fund and Global Listed Infrastructure Fund commenced operations on December 17, 2018.
The Global Equity Value Fund commenced operations on June 30, 2020.
2.	Significant accounting policies
The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds.  The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).
Use of estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires

Gallery Trust
April 30, 2021 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

management to make estimates and assumptions that affect the fair value of assets, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.
Valuation of investments  —  Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of each Fund’s pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board of Trustees (the “Board”). The prices for foreign securities will be reported in local currency and converted to U.S. dollars using currency exchange rates.
Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board. The Funds’ fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when

Gallery Trust
April 30, 2021 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.
For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Funds’ Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called.
The Funds use MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Funds value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Funds’ Administrator and requests that a meeting of the Committee be held.
If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in the corresponding

Gallery Trust
April 30, 2021 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 — Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.
Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar instruments in active markets, and inputs other than quoted prices that are observable for the asset or liability.
Level 3 — Inputs are unobservable inputs for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability.
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.
Fair value measurement classifications are summarized in the Funds’ Schedule of Investments.
For the period ended April 30, 2021, there have been no significant changes to the Funds’ fair valuation methodology.
Federal income taxes —  It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986. Accordingly, no provision for Federal income taxes has been made in the financial statements.

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April 30, 2021 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.
As of and during the period ended April 30, 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended April 30, 2021, the Funds did not incur any interest or penalties.
Security transactions, dividend and investment income — Security transactions are accounted for on trade date basis for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recognized on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Purchase discounts and premiums on debt securities are accreted and amortized to maturity and included in interest income. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend, net of withholding taxes, if such information is obtained subsequent to the ex-dividend date.
Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations.

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April 30, 2021 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.
Forward Foreign Currency Contracts — The Funds may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. The Funds may also engage in currency transactions to enhance the Funds’ returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are closed. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of April 30, 2021 if applicable.
For the period ended April 30, 2021, the average balances of forward foreign currency exchange contracts for the International Government Fixed Income Fund were as follows:
Average Monthly Notional Contracts Purchased	$(2,680,098)
Average Monthly Notional Contracts Sold	2,261,627

To reduce counterparty risk with respect to Over-the-Counter (“OTC”)  transactions, the Funds have entered into netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in forward foreign currency contracts for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to

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April 30, 2021 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.
For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.
The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged for the International Government Fixed Income Fund as of April 30, 2021:
Counterparty	Gross Assets Recognized in the Statement of Assets and Liabilities	Gross Liabilities Recognized in the Statement of Assets and Liabilities	Net Amount Available to be Offset	Cash Collateral Pledged or (Received)	Net Amount†
Brown Brothers Harriman	$15,622	$(15,437)	$185	$—	$185
Total	$15,622	$(15,437)	$185	$—	$185
† Represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

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April 30, 2021 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

Dividends and distributions to shareholders — The International Fund, Emerging Markets Fund, U.S. Small Cap Equity Fund and Global Listed Infrastructure Fund distribute their net investment income at least annually. The Fixed Income Fund distributes its net investment income quarterly. For each Fund, net realized capital gains, if any, are distributed at least annually. All distributions are recorded on ex-dividend date.
Offering Costs — During the year ended October 31, 2020, the Global Equity Value Fund commenced operations and incurred offering costs in the amount of $22,718, which are being amortized to expense over a twelve month period. As of April 30, 2021, the Global Equity Value Fund had $11,267 remaining to be amortized.
Expenses —  Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.
3.	Transactions with affiliates
Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.
A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers, as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.
4.	Administration, Custodian, Transfer Agent and Distribution Agreements
The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended April 30, 2021, the amounts paid for these services are represented in the table below:

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April 30, 2021 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)
Accounting and Administration Fees
International Value Equity Fund	$315,922
Emerging Markets Value Equity Fund	8,452
International Government Fixed Income Fund	13,224
U.S. Small Cap Equity Fund	783
Global Listed Infrastructure Fund	834
Global Equity Value Fund	5,111

Expenses incurred under the agreements are shown on the Statement of Operations as “Accounting and administration fees”.
Brown Brothers Harriman & Co., (the “Custodian”) serves as the Funds’ Custodian pursuant to a custody agreement. Apex Fund Services (the “Transfer Agent”) serves as the Funds’ Transfer Agent pursuant to a transfer agency agreement.
5.	Investment Advisory Agreement
Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds. The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate for each fund. The table below shows the rate of each Fund’s investment advisory fee.
Advisory Fee
International Value Equity Fund*	0.65%
Emerging Markets Value Equity Fund	0.75%
International Government Fixed Income Fund	0.50%
U.S. Small Cap Equity Fund	0.80%
Global Listed Infrastructure Fund	0.85%
Global Equity Value Fund	0.65%

*	Prior to July 1, 2020, the advisory fee for the Mondrian International Value Equity Fund was 0.70%.
Prior to September 24, 2018, the Delaware Predecessor Adviser was paid a fee at an annual rate of 1.00% of the Emerging Markets Predecessor Fund’s average daily net assets and 0.60% of the average daily net assets of the Fixed Income Predecessor Fund’s average daily net assets. The Predecessor Adviser paid Mondrian a sub-advisory fee for its services as sub-adviser to each Predecessor Fund out of the advisory fees that the Predecessor Adviser received from the Predecessor Fund.

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April 30, 2021 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

The Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and non-routine (collectively “excluded expenses”)) from exceeding the below percentages of the average daily net assets of the Funds until February 28, 2021 (the “Expense Limitation”). Refer to waiver of investment advisory fees on the Statement of Operations for fees waived for the period ended April 30, 2021.
Expense Limitation
International Value Equity Fund*	0.74%
Emerging Markets Value Equity Fund	0.92%
International Government Fixed Income Fund	0.60%
U.S. Small Cap Equity Fund	0.90%
Global Listed Infrastructure Fund	0.95%
Global Equity Value Fund	0.74%

*	Prior to July 1, 2020, the contractual expense limitation for the Mondrian International Value Equity Fund was 0.79%.
This agreement may be terminated: (i) by the Board for any reason at any time, or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2022.
Prior to September 24, 2018, the Delaware Predecessor Adviser had contractually agreed through July 30, 2019, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 1.20% and 0.75% of the average daily net assets of the Emerging Markets Predecessor Fund and Fixed Income Predecessor Fund respectively.
6.	Investment transactions
The cost of purchases and proceeds from security sales other than long-term U.S. Government and short-term securities for the period ended April 30, 2021, are as follows:

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April 30, 2021 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

	Purchases	Sales and Maturities	U.S. Government Purchases	U.S. Government Sales and Maturities
International Value Equity Fund	$129,407,600	$48,133,247	$—	$—
Emerging Markets Value Equity Fund	12,119,312	5,015,097	—	—
International Government Fixed Income Fund	5,023,675	3,643,916	—	429,922
U.S. Small Cap Equity Fund	365,159	350,527	—	—
Global Listed Infrastructure Fund	258,523	240,224	—	—
Global Equity Value Fund	27,268,030	1,403,701	—	—

7.	Federal tax information
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.
The permanent differences primarily consist of foreign currency translations, reclassification of long term capital gain distribution on REITs, investments in publicly traded partnerships, investments in PFICs and distribution reclassification. The permanent difference that is credited or charged to Paid-in Capital and Distributable Earnings as of October 31, 2020 is primarily related to return of capital distribution and distribution in excess:
	Distributable Earnings Loss	Paid-in Capital
International Government Fixed Income Fund	46,047	(46,047)
U.S. Small Cap Equity Fund	1,714	(1,714)

These reclassifications have no impact on net assets or net asset value per share.

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April 30, 2021 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for forwards, foreign currency transactions, wash sale loss deferrals, investments in REIT’s and investments in PFICs. Distributions during the years ended October 31, 2020 and October 31, 2019, unless otherwise noted, were as follows:
	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
International Value Equity Fund
2020	$21,157,929	$15,373,629	$—	$36,531,558
2019	14,825,938	15,990,373	—	30,816,311
Emerging Markets Value Equity Fund
2020	1,320,379	—	—	1,320,379
2019	4,415,213	—	—	4,415,213
International Government Fixed Income Fund
2020	581,145	569,510	—	1,150,655
2019	1,319,302	94,932	—	1,414,234
U.S. Small Cap Equity Fund
2020	54,959	—	1,714	56,673
2019*	—	—	—	—
Global Listed Infrastructure Fund
2020	101,676	—	—	101,676
2019*	925	—	—	925
Global Equity Value Fund
2020*	—	—	—	—

* Period end October 31.

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April 30, 2021 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

As of October 31, 2020, the components of Distributable Earnings on a tax basis were as follows:
	International Value Equity Fund	Emerging Markets Value Equity Fund	International Government Fixed Income Fund
Undistributed Ordinary Income	$12,569,519	$480,225	$—
Undistributed Long-Term Capital Gain	—	—	—
Capital Loss Carryforwards	(19,808,353)	(107,123,770)	—
Unrealized Appreciation/Depreciation	(104,528,688)	2,013,135	1,911,629
Other Temporary Differences	(8)	43	(1,232,505)
Total Distributable Earnings (Accumulated Losses)	$(111,767,530)	$(104,630,367)	$679,124

	U.S. Small Cap Equity Fund	Global Listed Infrastructure Fund	Global Equity Value Fund
Undistributed Ordinary Income	$—	$37,398	$41,643
Undistributed Long-Term Capital Gain	—	49,263	—
Capital Loss Carryforwards	(76,942)	—	—
Unrealized Appreciation/Depreciation	(89,322)	(81,466)	12,146
Other Temporary Differences	(3)	(1)	—
Total Distributable Earnings (Accumulated Losses)	$(166,267)	$5,194	$53,789
Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. The Funds have capital losses carried forward as follows:

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April 30, 2021 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

	Short-Term Loss	Long-Term Loss	Total*
International Value Equity Fund	$—	$19,808,353	$19,808,353
Emerging Markets Value Equity Fund	25,248,990	81,874,780	107,123,770	**
U.S. Small Cap Equity Fund	7,720	69,222	76,942

*	The utilization of this amount is subject to limitation under IRC section 382-384.
**	The utilization of this amount is subject to significant limitation under IRC section 382-384.
For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to passive foreign investment companies, investments in publicly traded partnerships, forwards, foreign currency straddle and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at April 30, 2021, were as follows:
	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
International Value Equity Fund	$627,024,931	$90,821,514	$(36,538,975)	$54,282,539
Emerging Markets Value Equity Fund	19,223,490	4,562,568	(251,592)	4,310,976
International Government Fixed Income Fund	23,009,735	1,656,824	(273,681)	1,383,143
U.S. Small Cap Equity Fund	1,328,777	368,443	(53,764)	314,679
Global Listed Infrastructure Fund	1,462,047	243,840	(28,917)	214,923
Global Equity Value Fund	28,471,504	1,752,961	(372,198)	1,380,763

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April 30, 2021 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)
8.	Share transactions
The share transactions are shown below:

	Mondrian International Value Equity Fund
	Six-month period ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Shares transactions:
Institutional Class shares
Issued	8,421,782	10,819,338
Reinvestment of dividends	795,503	1,856,359
Redeemed	(3,094,615)	(13,246,671)
Net increase/(decrease) in shares outstanding	6,122,670	(570,974)

	Mondrian Emerging Markets Value Equity Fund
	Six-month period ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Shares transactions:
Institutional Class shares
Issued	1,008,568	640,147
Reinvestment of dividends	55,324	170,152
Redeemed	(231,562)	(5,509,750)
Net increase/(decrease) in shares outstanding	832,330	(4,699,451)

	Mondrian International Government Fixed Income Fund
	Six-month period ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Shares transactions:
Institutional Class shares
Issued	152,617	202,349
Reinvestment of dividends	91,218	113,648
Redeemed	(65,266)	(739,153)
Net increase/(decrease) in shares outstanding	178,569	(423,156)

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April 30, 2021 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)
	Mondrian U.S. Small Cap Equity Fund
	Six-month period ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Shares transactions:
Institutional Class shares
Issued	—	—
Reinvestment of dividends	431	4,694
Net increase in shares outstanding	431	4,694

	Mondrian Global Listed Infrastructure Fund
	Six-month period ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Shares transactions:
Institutional Class shares
Issued	—	—
Reinvestment of dividends	8,368	8,463
Net increase in shares outstanding	8,368	8,463

	Mondrian Global Equity Value Fund
	Six-month period ended April 30, 2021 (Unaudited)	For the period ended October 31, 2020(1)
Shares transactions:
Institutional Class shares
Issued	2,203,980	254,840
Reinvestment of dividends	4,212	—
Redeemed	(819)	—
Net increase in shares outstanding	2,207,373	254,840
(1)	The Fund commenced operations June 30, 2020.

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April 30, 2021 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)
9.	Risks associated with financial instruments
As with all mutual funds, a shareholder of a Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the Funds’ net asset value and ability to meet its investment objective. A more complete description of risks associated with each Fund is included in the prospectus.
Active management risk
The Funds are subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Funds’ investments may prove to be incorrect. If the investments selected and strategies employed by the Funds fail to produce the intended results, the Funds could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.
Equity risk
Since it purchases equity securities, the Funds are subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Funds’ equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Funds.
Convertible securities risk
The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.
Large capitalization company risk
The large capitalization companies in which the Funds may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

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April 30, 2021 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

Preferred stocks risk
Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.
Foreign company risk
Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the SEC and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.
Emerging markets securities risk
The Funds’ investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

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April 30, 2021 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

Foreign currency risk
As a result of the Funds’ investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Funds will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Funds would be adversely affected.
Depositary receipts risk
Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Funds will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based. Certain of the depositary receipts in which the Fund invests may be unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.
Derivatives risk
The Funds’ use of forward contracts and participatory notes is subject to market risk, correlation risk, credit risk, valuation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Liquidity risk is described below. The Funds’ use of forwards is also subject to leverage risk and hedging risk. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Hedging risk is the risk that derivatives instruments used for hedging purposes may also limit any

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April 30, 2021 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

potential gain that may result from the increase in value of the hedged asset. To the extent that the Funds engage in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. Each of these risks could cause the Funds to lose more than the principal amount invested in a derivative instrument.
Liquidity risk
Certain securities may be difficult or impossible to sell at the time and the price that the Funds would like. The Funds may have to lower the price, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance.
Portfolio turnover risk
Due to their investment strategies, the Funds may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.
Large purchase and redemption risk
Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.
Fixed income risk
Fixed income securities are subject to a number of risks, including credit and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity of a fixed income security, the more likely its value will decline when interest rates rise. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.
Zero-coupon bond risk
The market value of a zero-coupon bond is generally more volatile than the market value of other fixed income securities with similar maturities that pay interest periodically. In addition, federal income tax law requires that the holder of a zero coupon bond accrue a portion of the discount at which the bond was purchased as taxable income each year. The Fund may consequently have to

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April 30, 2021 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

dispose of portfolio securities under disadvantageous circumstances to generate cash to satisfy its requirement as a regulated investment company to distribute all of its net income (including non-cash income attributable to zero-coupon securities). These actions may reduce the assets to which the Fund’s expenses could otherwise be allocated and may reduce the Fund’s rate of return.
Foreign sovereign debt securities risk
The Funds’ investments in foreign sovereign debt securities are subject to the risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.
Foreign government agencies risk
Bonds issued by government agencies, subdivisions or instrumentalities of foreign governments are generally backed only by the general creditworthiness and reputation of the entity issuing the bonds and may not be backed by the full faith and credit of the foreign government. Moreover, a foreign government that explicitly provides its full faith and credit to a particular entity may be, due to changed circumstances, unable or unwilling to provide that support. A foreign government agency’s operations and financial condition are influenced by the foreign government’s economic and other policies.
Supranational entities risk
Government members, or “stockholders,” usually make initial capital contributions to a supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. There is no guarantee, however, that one or more stockholders of the supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and the Funds may lose money on such investments.
Corporate fixed income securities risk
Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Gallery Trust
April 30, 2021 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

Investment Style Risk
The Mondrian Global Equity Value Fund pursues a “value style” of investing. Value investing focuses on companies with stocks that appear undervalued to the Adviser in light of factors such as the company’s earnings, book value, revenues or cash flow. The Adviser’s methodology for analyzing value may differ from other market approaches. If the Adviser’s assessment of market conditions, or a company’s value or its prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.
Small- and Mid-Capitalization Company Risk
The small- and mid-capitalization companies in which a Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.
Rights and Warrants Risk
Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.
Private Placements Risk
Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

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April 30, 2021 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

Risks of Investing in Other Investment Companies
To the extent a Fund invests in other investment companies, such as open-end funds, closed-end funds and ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in another investment company, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.
Because ETFs and certain closed-end funds are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in ETFs and certain closed-end funds are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of ETF and certain closed-end fund shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect Fund performance.
REITs Risk
REITs are pooled investment vehicles that own, and usually operate, income- producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.
MLPs Risk
MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, such as the energy industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional

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April 30, 2021 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

risks of investing in an MLP also include those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in an MLP than investors in a corporation; for example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors. A Fund’s investment in MLPs may result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the MLPs’ operating expenses, in addition to paying Fund expenses. MLP operating expenses are not reflected in the fee table and example in this prospectus.
Energy companies are affected by worldwide energy prices and costs related  to energy production. These companies may have significant operations in areas at risk for natural disasters, social unrest and environmental damage. These companies may also be at risk for increased government regulation and intervention, energy conservation efforts, litigation and negative  publicity  and perception.
Geographic Focus Risk
To the extent that a Fund focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.
Stock Connect Investing Risk
Trading through Stock Connect is subject to a number of restrictions that may affect a Fund’s investments and returns, including a daily quota that limits the maximum net purchases under Stock Connect each day. In addition, investments made through Stock Connect are subject to relatively untested trading, clearance and settlement procedures. Moreover, A-Shares purchased through Stock Connect generally may only be sold or otherwise transferred through Stock Connect. The Fund’s investments in A-Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in A-Shares purchased through Stock Connect, these tax rules could be changed,

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April 30, 2021 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

which could result in unexpected tax liabilities for the Fund. Stock Connect operates only on days when both the Chinese and Hong Kong markets are openfortradingandwhenbanksinbothmarketsareopenonthecorresponding settlement days. Therefore, the Fund may be subject to the risk of price fluctuations of A-Shares when Stock Connect is not trading.
U.S. Government Securities Risk
A Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.
High Yield Bond Risk
High yield, or “junk”, bonds are debt securities rated below investment grade. High yield bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.
Non-diversification risk
The Fixed Income Fund and Global Equity Value Fund are classified as “non-diversified,” which means they may invest a larger percentage of their assets in a smaller number of issuers than diversified funds. To the extent the Funds invest their assets in a smaller number of issuers, the Funds will be more susceptible to negative events affecting those issuers than diversified funds.
Market Risk
The prices of and the income generated by a Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the

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April 30, 2021 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.
New Fund Risk
Because the Global Equity Value Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing the Fund’s investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.  Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.
10. Indemnifications
In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.
11. Borrowing from banks
The Funds have access to custodian overdraft facilities. A Fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate. For the period ended April 30, 2021, none of the Funds incurred any interest expense.

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April 30, 2021 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

12. Other
At April 30, 2021, the percentage of total shares outstanding held by a limited number of shareholders for each Fund, which were comprised of omnibus accounts that were held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
International Value Equity Fund	6	66%
Emerging Markets Value Equity Fund	2	90%
International Government Fixed Income Fund	2	88%
U.S. Small Cap Equity Fund	1	100%
Global Listed Infrastructure Fund	1	100%
Global Equity Value Fund	4	98%

13.	Subsequent events
The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financials were issued.  Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of April 30, 2021.

Gallery Trust
April 30, 2021 (Unaudited)

DISCLOSURE OF FUND EXPENSES
All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.
Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.
The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2020 to April 30, 2021.
The table on the next page illustrates your Fund’s costs in two ways:
Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.
You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”
Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

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April 30, 2021 (Unaudited)

DISCLOSURE OF FUND EXPENSES

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/1/20	Ending Account Value 4/30/21	Annualized Expense Ratios	Expenses Paid During Period*
Mondrian International Value Equity Fund
Actual Fund Return	$1,000.00	$1,322.20	0.71%**	$4.09
Hypothetical 5% Return	$1,000.00	$1,021.27	0.71%**	$3.56
Mondrian Emerging Markets Value Equity Fund
Actual Fund Return	$1,000.00	$1,243.00	0.92%	$5.12
Hypothetical 5% Return	$1,000.00	$1,020.23	0.92%	$4.61
Mondrian International Government Fixed Income Fund
Actual Fund Return	$1,000.00	$991.90	0.60%	$2.96
Hypothetical 5% Return	$1,000.00	$1,021.82	0.60%	$3.01
Mondrian U.S. Small Cap Equity Fund
Actual Fund Return	$1,000.00	$1,443.30	0.90%	$5.45
Hypothetical 5% Return	$1,000.00	$1,020.33	0.90%	$4.51
Mondrian Global Listed Infrastructure Fund
Actual Fund Return	$1,000.00	$1,241.30	0.95%	$5.28
Hypothetical 5% Return	$1,000.00	$1,020.08	0.95%	$4.76
Mondrian Global Equity Value Fund
Actual Fund Return	$1,000.00	$1,255.10	0.74%	$4.14
Hypothetical 5% Return	$1,000.00	$1,021.13	0.74%	$3.71

 * Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
**The expense ratio includes an advisory fee overpayment adjustment. Had this adjustment been excluded the ratio would have been 0.74%.

Gallery Trust
April 30, 2021 (Unaudited)

REVIEW OF THE LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.
At a meeting of the Board held on March 18, 2021, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2020 through December 31, 2020.  The Program Administrator’s report included an assessment of how market conditions caused by the COVID-19 pandemic impacted the Funds’ liquidity risk during the period covered by the report.  The Program Administrator’s report noted that the Program Administrator had determined that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk during the period covered by the report. The Administrator’s report further noted that during the period covered by the report, the Administrator reported to the Board, in accordance with applicable SEC staff guidance, in advance of a local market holiday closure that a Fund could temporarily hold illiquid securities in excess of 15% of such Fund’s net assets solely due to such extended local market holiday closure.  The Program Administrator’s report noted that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Program Administrator’s report further noted that no material changes have been made to the Program since its implementation.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Gallery Trust
April 30, 2021 (Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of Gallery Trust (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.
A Board meeting was held via videoconference on December 10, 2020 to decide whether to renew the Agreement for an additional one-year term (the “December Meeting”). The December Meeting was held via videoconference in reliance on relief provided in orders issued by the Securities and Exchange Commission on March 13, 2020, March 25, 2020 and June 19, 2020 from 1940 Act sections and rules requiring that certain votes of a company’s board of trustees be cast in person due to circumstances related to the current or potential effects of the COVID-19 pandemic. In preparation for the December Meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the December Meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the December Meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.
Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the advisory fees paid to the Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

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April 30, 2021 (Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the December Meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.
At the December Meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.
Nature, Extent and Quality of Services Provided by the Adviser
In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Funds.
The Trustees also considered other services provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser were sufficient to support renewal of the Agreement.

Gallery Trust
April 30, 2021 (Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Investment Performance of the Funds and the Adviser
The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreement.
Costs of Advisory Services, Profitability and Economies of Scale
In considering the advisory fee payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser.
The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the

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April 30, 2021 (Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

management of the Funds were not unreasonable. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangements with the Funds.
The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.
Renewal of the Agreement
Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

FUND INFORMATION

Registered office	P.O. Box 588
Portland, ME 04112

Adviser	Mondrian Investment Partners Limited
10 Gresham Street, 5th Floor
London, England EC2V 7JD

Distributor	SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator	SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel	Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103

Custodian	Brown Brothers Harriman & Co
40 Water Street
Boston, Massachusetts 02109

Transfer Agent	Apex Fund Services
Three Canal Plaza
Portland, ME 04101

Independent Registered	PricewaterhouseCoopers LLP
Public Accounting Firm	2001 Market Street
Philadelphia, PA 19103

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MON-SA-001-0600

Item 2.         Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.    Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.         Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.    Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.  Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the under the Exchange Act (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Items 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.  Exhibits.

(a)(1) A copy of the Registrant's Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b)  Officer certifications as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gallery Trust

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: July 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: July 8, 2021

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Treasurer, Controller and CFO

Date: July 8, 2021